Summary of Significant Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	Feb. 27, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities excluded from computation of earnings per share, amount	328,111
Common Shares [Member]
Antidilutive Securities excluded from computation of earnings per share, amount			8,625,192
Warrants [Member]
Antidilutive Securities excluded from computation of earnings per share, amount			56,046,184
Minimum [Member]
Emerging growth company, expected minimum gross revenue		$ 1,070,000,000